Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Customers’ Sales - Customer Concentration Risk [Member] - Major Customers [Member] - Revenue Benchmark [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Customer amount	$ 121,811	$ 53,304
Customer percentage	14.49%	100.00%